Accrued Liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued expenses	$ 28,557	$ 15,133
Accrued interest	3,692	3,994
Total	$ 32,249	$ 19,127